DEBT (Details) NOK in Millions		6 Months Ended
	Feb. 15, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 NOK	Dec. 31, 2016 USD ($)
Debt Instrument
Total long-term debt outstanding		$ 1,454,900,000		$ 1,374,700,000
Deferred financing costs		$ 19,300,000		$ 17,100,000
2017 Norwegian Bonds | Senior Unsecured Non-Amortizing Bonds
Debt Instrument
Face amount of debt instrument	$ 250,000,000.0
Margin on LIBOR		6.25%	6.25%
All-in fixed interest rate	8.194%
2017 Norwegian Bonds | Senior Unsecured Non-Amortizing Bonds | 3-month LIBOR
Debt Instrument
Margin on LIBOR	6.25%
2017 Norwegian Bonds | Senior Unsecured Non-Amortizing Bonds | Interest Rate Swap | LIBOR
Debt Instrument
All-in fixed interest rate	8.194%
2012 High-Yield Bonds | Senior Unsecured Non-Amortizing Bonds
Debt Instrument
Total amount of debt repurchased		$ 118,200,000	NOK 996
Senior Secured Credit Facility | Line of Credit
Debt Instrument
Face amount of debt instrument		800,000,000
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument
Total long-term debt outstanding		125,000,000
Revolving credit facility, maximum borrowing capacity		$ 150,000,000